COMMITMENTS AND CONTINGENT LIABILITIES (Royalty Commitments) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Royalty Commitment with the Office of the Chief Scientist [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contingent royalty liabilities		$ 8,150
Royalty Commitment with the Office of the Chief Scientist [Member] | Royalty [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalties included in cost of revenue		$ 40	$ 51	$ 66
Minimum [Member] | Non-obligating Lease Contract [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Monthly rental charge	$ 10
Minimum [Member] | Royalty Commitment with the Office of the Chief Scientist [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage		3.00%
Total royalties as a percent of grants received		100.00%
Maximum [Member] | Non-obligating Lease Contract [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Monthly rental charge	$ 15
Maximum [Member] | Royalty Commitment with the Office of the Chief Scientist [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage		5.00%
Total royalties as a percent of grants received		150.00%